SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units (RSUs) [Member]
Number of options and RSUs
Outstanding at January 1	2,493,281
Granted	2,528,897
Exercised	(1,386,122)
Cancelled	(418,135)
Outstanding at December 31	3,217,921	2,493,281
Exercisable at December 31	250,710
Vested and expected to vest at December 31	2,972,446
Weighted average Exercise price
Outstanding at January 1	$ 0.84
Granted	0
Exercised	0.38
Cancelled	0.13
Outstanding at December 31	0.47	$ 0.84
Exercisable at December 31	6.07
Vested and expected to vest at December 31	$ 0.52
Weighted average Remaining contractual term
Outstanding	86 years 7 months 24 days	66 years 8 months 12 days
Exercisable at December 31	2 years 2 months 8 days
Vested and expected to vest at December 31	85 years 7 months 9 days
Aggregate intrinsic value
Outstanding at January 1	$ 74,862
Exercised	19,135
Outstanding at December 31	25,849	$ 74,862
Exercisable at December 31	717
Vested and expected to vest at December 31	$ 48,895
Performance Based Stock Options Member
Number of options and RSUs
Outstanding at January 1	532,028
Granted	1,234,482
Exercised	(230,991)
Cancelled	(512,317)
Outstanding at December 31	1,023,202	532,028
Exercisable at December 31	0
Vested and expected to vest at December 31	1,276,340
Weighted average Exercise price
Outstanding at January 1	$ 0
Granted	0
Exercised	0
Cancelled	0
Outstanding at December 31	0	$ 0
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0
Weighted average Remaining contractual term
Outstanding	99 years 2 months 19 days	87 years 6 months 10 days
Vested and expected to vest at December 31	96 years 1 month 24 days
Aggregate intrinsic value
Outstanding at January 1	$ 16,424
Exercised	4,222
Outstanding at December 31	8,667	$ 16,424
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 19,477